Statutory Financial Data, Risk-Based Capital and Dividend Restrictions - Narrative (FY) (Details)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Dividend restriction percentage of statutory surplus of preceding year	10.00%